FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial expenses:
Loss related to non-hedging derivative instruments	$ (230)	$ 0	$ (191)
Interest	(278)	(415)	(617)
Amortization of marketable securities premiums and accretion of discounts, net	(1,094)	(820)	(349)
Exchange rate	0	(722)	0
Others	(286)	(205)	(229)
Financial expenses, Total	(1,888)	(2,162)	(1,386)
Financial income -
Gain related to non-hedging derivative instruments	0	196	0
Interest and others	2,302	1,770	1,294
Exchange rate	28	0	188
Financial income, Total	2,330	1,966	1,482
Financial Income, Net	$ 442	$ (196)	$ 96